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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/10

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 9.7% of Net Assets
	Convertible Preferred and Warrants (Restricted)(a) (b) — 9.4%
	Biotechnology/Biopharmaceuticals — 0.7%
2,470,798	Euthymics Biosciences, Inc. Series A	$2,470,798
306,413	MacroGenics, Inc. Series D	199,812
75,217	MacroGenics, Inc. Series D 18 Month Lock-up	0
		2,670,610
	Drug Discovery Technologies — 1.3%
2,380,953	Agilix Corporation Series B (c)	141,809
375,000	Ceres, Inc. Series C	2,437,500
32,193	Ceres, Inc. Series C-1	209,255
280,105	Ceres, Inc. Series D	1,820,683
40,846	Ceres, Inc. Series F	265,499
8,170	Ceres, Inc. warrants (expiration 9/05/15)	0
		4,874,746
	Healthcare Services — 1.3%
5,384,615	PHT Corporation Series D (c)	4,200,000
1,204,495	PHT Corporation Series E (c)	939,506
149,183	PHT Corporation Series F (c)	116,363
		5,255,869
	Medical Devices and Diagnostics — 6.1%
3,424,756	CardioKinetix, Inc. Series C (c)	762,351
6,155,027	CardioKinetix, Inc. Series D (c)	800,154
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (c) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 06/03/20) (c) (d)	0
4,852,940	Concentric Medical, Inc. Series B (c)	2,523,529
1,744,186	Concentric Medical, Inc. Series C (c)	906,977
683,000	Concentric Medical, Inc. Series D (c)	355,160
652,013	Concentric Medical, Inc. Series E (c)	339,047
1,724,230	Eleme Medical, Inc. Series C (c)	17,242
1,877,273	Interlace Medical, Inc. Series C (c)	9,799,365
3,669,024	Labcyte, Inc. Series C	1,920,000
3,109,861	Magellan Biosciences, Inc. Series A	3,109,861
142,210	Magellan Biosciences, Inc. warrants (expiration 4/01/19)	0
11,335	Magellan Biosciences, Inc. warrants (expiration 5/06/19)	0
1,547,988	OmniSonics Medical Technologies, Inc. Series A-1	1,548
1,263,099	OmniSonics Medical Technologies, Inc. Series B-1	1,263
13,823,805	Palyon Medical Corporation Series A (c)	2,211,809
65,217	TherOx, Inc. Series H	108,181
149,469	TherOx, Inc. Series I	247,939
4,220	TherOx, Inc. warrants (expiration 1/26/11)	0
8,141	TherOx, Inc. warrants (expiration 2/06/11)	0
921,875	Xoft, Inc. Series D	682,187
176,647	Xoft, Inc. Series E	130,719
N/A	Xoft, Inc. warrants (expiration 6/12/14) (d)	0

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	Convertible Preferred and Warrants (Restricted)(a) (b) — continued
	Medical Devices and Diagnostics — continued
N/A	Xoft, Inc. warrants (expiration 6/30/15) (d)	$0
		23,917,332
		36,718,557

PRINCIPAL AMOUNT
	Convertible Notes (Restricted) (a) — 0.3%
	Medical Devices and Diagnostics — 0.3%
$354,118	CardioKinetix, Inc., Cvt. Promissory Notes, 4.25% due 12/11/11 (c)	354,118
221,217	Eleme Medical, Inc., Cvt. Promissory Notes, 10.50% due 12/18/12 (c)	2,212
562,597	Eleme Medical, Inc., Subordinated Cvt. Promissory Notes, 10.50% due 12/18/12 (c)	5,626
70,240	Xoft, Inc., Cvt. Promissory Notes, 10.00% due 4/01/11	70,240
590,000	Xoft, Inc., Cvt. Promissory Notes, 10.00% due 3/31/11	590,000
74,237	Xoft, Inc., Cvt. Promissory Notes, 10.00% due 6/30/11	74,237
		1,096,433
		1,096,433
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $49,849,138)	37,814,990

SHARES
	COMMON STOCKS AND WARRANTS — 83.6%
	Biotechnology/Biopharmaceuticals — 27.4%
91,100	Acorda Therapeutics, Inc. (b)	2,483,386
88,415	Alexion Pharmaceuticals, Inc. (b)	7,121,828
41,141	Allergan, Inc.	2,825,152
318,600	Amarin Corporation plc (b)	2,615,706
72,500	Amgen, Inc. (b)	3,980,250
127,686	Amylin Pharmaceuticals, Inc. (b)	1,878,261
5,910,745	Antisoma plc (b) (e)	592,266
118,000	Athersys, Inc. warrants (Restricted, expiration 6/08/12) (a) (b)	0
118,400	Baxter International, Inc.	5,993,408
280,866	Celgene Corporation (b)	16,610,415
79,471	Cephalon, Inc. (b)	4,904,950
234,455	Cubist Pharmaceuticals, Inc. (b)	5,017,337

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	Biotechnology/Biopharmaceuticals — continued
69,276	Dendreon Corporation (b)	$2,419,118
923,940	Elan Corporation plc (b) (f)	5,294,176
56,068	Genzyme Corporation (b)	3,992,042
306,308	Gilead Sciences, Inc. (b)	11,100,602
140,420	Human Genome Sciences, Inc. (b)	3,354,634
134,874	InterMune, Inc. (b)	4,909,414
260,485	Ironwood Pharmaceuticals, Inc. (b)	2,696,020
148,216	Martek Biosciences Corporation (b)	4,639,161
584,478	Neurocrine Biosciences, Inc. (b)	4,465,412
126,850	Seattle Genetics, Inc. (b)	1,896,408
109,742	Vertex Pharmaceuticals, Inc. (b)	3,844,262
540,610	XenoPort, Inc. (b)	4,605,997
		107,240,205
	Drug Delivery — 0.7%
208,000	Alkermes, Inc. (b)	2,554,240

	Drug Discovery Technologies — 0.0%
70	Zyomyx, Inc. (Restricted) (a)(b)	17

	Generic Pharmaceuticals — 8.6%
1,321,151	Akorn, Inc. (b)	8,019,387
202,223	Akorn, Inc. warrants (Restricted, expiration 3/08/11) (a)(b)	200,201
56,050	Impax Laboratories, Inc. (b)	1,127,165
421,078	Mylan, Inc. (b)	8,897,378
90,637	Perrigo Company	5,740,041
161,089	Teva Pharmaceutical Industries, Ltd. (f)	8,397,570
25,075	Watson Pharmaceuticals, Inc. (b)	1,295,124
		33,676,866
	Healthcare Services — 19.3%
376,873	Aetna, Inc.	11,498,395
222,222	Aveta, Inc. (Restricted) (a)(g)	2,222,220
154,100	Charles River Laboratories International, Inc. (b)	5,476,714
211,650	CVS Caremark Corporation	7,359,071
17,433	Express Scripts, Inc. (b)	942,254
101,133	Laboratory Corporation of America Holdings (b)	8,891,613
85,292	McKesson Corporation	6,002,851
177,528	Medco Health Solutions, Inc. (b)	10,877,141
328,953	Pharmaceutical Product Development, Inc.	8,927,784
24,802	UnitedHealth Group, Inc.	895,600
218,633	WellPoint, Inc. (b)	12,431,472
		75,525,115
	Medical Devices and Diagnostics — 22.4%
235,153	Alere, Inc. (b)	8,606,600
428,560	Align Technology, Inc. (b)	8,374,062
135,500	Boston Scientific Corporation (b)	1,025,735

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	Medical Devices and Diagnostics — continued
20,653	Covidien plc	$943,016
93,931	Cynosure, Inc. (b)	960,914
21,024	Danaher Corporation	991,702
509,696	Hologic, Inc. (b)	9,592,479
129,029	IDEXX Laboratories, Inc. (b)	8,931,387
156,209	Illumina, Inc. (b)	9,894,278
141,628	Kinetic Concepts, Inc. (b)	5,931,381
95,309	Life Technologies Corporation (b)	5,289,649
82,290	Masimo Corporation	2,392,170
160,000	Masimo Laboratories, Inc. (Restricted) (a) (b)	169,324
25,869	Medtronic, Inc.	959,481
830,292	Medwave, Inc. (b) (c)	1,744
207,573	Medwave, Inc. warrants (Restricted, expiration 8/21/11) (a) (b) (c)	0
93,008	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	93
101,200	Palomar Medical Technologies, Inc. (b)	1,438,052
507,291	PerkinElmer, Inc.	13,098,253
36,000	Quest Diagnostics, Inc.	1,942,920
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139
23,524	St Jude Medical, Inc. (b)	1,005,651
18,488	The Cooper Companies, Inc.	1,041,614
35,500	Thermo Fisher Scientific, Inc. (b)	1,965,280
71,980	Thoratec Corporation (b)	2,038,474
17,925	Zimmer Holdings, Inc. (b)	962,214
		87,556,612
	Pharmaceuticals — 5.2%
292,726	Forest Laboratories, Inc. (b)	9,361,378
74,232	Shire plc (f)	5,372,912
246,973	Warner Chilcott plc	5,571,711
		20,306,001
	TOTAL COMMON STOCKS AND WARRANTS (Cost $297,994,759)	326,859,056

	MUTUAL FUND — 3.1%
128,856	iShares Nasdaq Biotechnology Index Fund	12,037,728

	TOTAL MUTUAL FUND (Cost $11,396,462)	12,037,728

The accompanying notes are an integral part of these financial statements.

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENT — 1.8%
$6,957,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $6,957,006 (collateralized by U.S. Treasury Bill 2.50%, 04/30/15, market value $7,096,500); 0.01% due 01/03/11	$6,957,000
	TOTAL SHORT-TERM INVESTMENT (Cost $6,957,000)	6,957,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST — 98.2% (Cost $366,197,359)	383,668,774

INTEREST
	MILESTONE INTEREST — 1.6%
	Biotechnology/Biopharmaceuticals — 1.6%
1	Targegen Milestone Interest (a) (b)	6,262,933
	TOTAL MILESTONE INTEREST	6,262,933
	TOTAL INVESTMENTS - 99.8% (Cost $372,060,705)	389,931,707
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	855,178
	NET ASSETS - 100%	$390,786,885

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $23,477,011).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign Security.
(f)	American Depository Receipt.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

H&Q HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

(continued)

Other Information

Financial Accounting Standards Board Accounting Standards Codification No. 820, Fair Value Measurements and Disclosures, establishes a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.) Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 to value the Fund’s net assets:

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnology/Biopharmaceuticals	—	—	$2,670,610	$2,670,610
Drug Discovery Technologies	—	—	4,874,746	4,874,746
Healthcare Services	—	—	5,255,869	5,255,869
Medical Devices and Diagnostics	—	—	25,013,765	25,013,765
Common Stocks and Warrants
Biotechnology/Biopharmaceuticals	$107,240,205	—	—	107,240,205
Drug Delivery	2,554,240	—	—	2,554,240
Drug Discovery Technologies	—	—	17	17
Generic Pharmaceuticals	33,476,665	—	200,201	33,676,866
Healthcare Services	73,302,895	—	2,222,220	75,525,115
Medical Devices and Diagnostics	87,387,056	—	169,556	87,556,612
Pharmaceuticals	20,306,001	—	—	20,306,001
Mutual Fund	12,037,728	—	—	12,037,728
Short-Term Investments	—	$6,957,000	—	6,957,000
Milestone Interest
Biotechnology/Biopharmaceuticals	—	—	6,262,933	6,262,933
Other Assets	—	—	1,215,193	1,215,193
Total	$336,304,790	$6,957,000	$47,885,110	$391,146,900

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2010	Accrued discounts/premiums	Realized gain/loss and change in unrealized appreciation (depreciation)	Net purchases	Net sales	Net transfers in (out of) Level 3	Balance as of December 31, 2010
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$814,382	—	$12,478	$1,843,750	$—	—	$2,670,610
Drug Discovery Technologies	4,874,746	—	—	—	—	—	4,874,746
Healthcare Services	5,255,869	—	—	—	—	—	5,255,869
Medical Devices and Diagnostics	20,020,123	—	4,469,429	524,213	—	—	25,013,765
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	1,180	—	(1,180)	—	—	—	0
Drug Discovery Technologies	17	—	—	—	—	—	17
Generic Pharmaceuticals	76,845	—	123,356	—	—	—	200,201
Healthcare Services	2,222,220	—	—	—	—	—	2,222,220
Medical Devices and Diagnostics	97,193	—	72,363	—	—	—	169,556
Milestone Interest
Biotechnologies/Biopharmaceuticals	6,225,114		37,819	—	—	—	6,262,933
Other Assets	1,266,445		—	36,190	(87,442)		1,215,193
Total	$40,854,134	—	$4,714,265	$2,404,153	$(87,442)	$—	$47,885,110

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2010							$4,690,695

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2010-06, Improving Disclosures about Fair Valuation Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009.  For the period ending December 31, 2010, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the impact it will have on its financial statements.

Investment Valuation

Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value, the fair value of convertible preferred, warrants or convertible note interests in private companies, milestone interests and other restricted securities are valued in good faith by the Hambrecht & Quist Capital Management LLC (the “Adviser”) pursuant to valuation policies and procedures approved by the Trustees. Such values are subject to regular oversight and ratification by the Trustees. Because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Publicly traded warrants are valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 12% of the Fund’s net assets at December 31, 2010.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2010. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (j)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01	$2,495,500	$0.06	$141,809
Akorn, Inc.
Warrants (expiration 3/08/11)	3/07/06	0	0.99	200,201
Athersys, Inc.
Warrants (expiration 6/08/12)	6/07/07	0	0.00	0
Aveta, Inc.
Common	12/21/05	3,004,731	10.00	2,222,220
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	2,377,226	0.22	762,351
Series D Cvt. Pfd.	12/10/10	781,073	0.13	800,154
Cvt. Promissory Notes	12/10/09, 6/03/10	354,630	1.00	354,118
Warrants (expiration 12/11/19)	12/10/09, 2/11/10	177	0.00	0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10	177	0.00	0
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,732	6.50	2,437,500
Series C-1 Cvt. Pfd.	3/31/01	111,508	6.50	209,255
Series D Cvt. Pfd.	3/14/01	1,668,294	6.50	1,820,683
Series F Cvt. Pfd.	9/05/07	268,136	6.50	265,499
Warrants (expiration 9/05/15)	9/05/07	0	0.00	0
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/07/02, 1/24/03	3,330,988	0.52	2,523,529
Series C Cvt. Pfd.	12/19/03	1,500,818	0.52	906,977
Series D Cvt. Pfd.	9/30/05	958,007	0.52	355,160
Series E Cvt. Pfd.	12/18/08	655,011	0.52	339,047
Elemé Medical, Inc.
Series C Cvt. Pfd.	7/15/08	3,253,243	0.01	17,242
Convertible	01/15/10	225,813	1.00	2,212
Subordinated Cvt. Promissory Notes	12/18/09, 6/04/10	569,455	1.00	5,626
Euthymics Biosciences, Inc.
Cvt. Pfd.	7/14/10, 9/17/10	2,477,061	1.00	2,470,798
Interlace Medical, Inc.
Series C Cvt. Pfd.	6/10/09	2,072,857	5.22	9,799,365
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,924,893	0.52	1,920,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08	1,002,546	0.65	199,812
Series D Cvt. Pfd. 18 Month Lock-up	9/04/08	315,748	0.00	0
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06 - 5/12/09	3,117,537	1.00	3,109,861
Warrants (expiration 4/01/19)	4/03/09	0	0.00	0
Warrants (expiration 5/06/19)	5/12/09	0	0.00	0

			Carrying
	Acquisition		Value
Security (j)	Date	Cost	per Unit	Value
Masimo Laboratories, Inc.
Common	3/31/98	0	1.06	169,324
Medwave, Inc.
Warrants (expiration 8/21/11)	8/21/06	0	0.00	0
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	1,801,555	0.001	1,548
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07	961,365	0.001	1,263
Common	5/24/01, 7/02/07	2,409,096	0.001	93
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,967,403	0.16	2,211,809
PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,205,754	0.78	4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	941,669	0.78	939,506
Series F Cvt. Pfd.	7/21/08	122,580	0.78	116,363
Songbird Hearing, Inc.
Common	12/14/00	3,004,861	0.67	139
Targegen
Milestone Interest	07/20/10	5,863,346	6,262,933.00	6,262,933
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,748	1.66	108,181
Series I Cvt. Pfd.	7/08/05	579,958	1.66	247,939
Warrants (expiration 1/26/11)	1/26/05	0	0.00	0
Warrants (expiration 2/06/11)	6/09/04	0	0.00	0
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	2,958,518	0.74	682,187
Series E Cvt. Pfd.	6/20/08	592,532	0.74	130,719
Cvt. Promissory Note	6/12/09	598,183	1.00	590,000
Cvt. Promissory Note	7/1/10, 8/17/10	74,237	1.00	74,237
Cvt. Promissory Note	10/06/10	79,137	1.00	70,240
Warrants (expiration 6/12/14)	6/12/09	59	0.00	0
Warrants (expiration 6/30/15)	7/1/10, 8/17/10	7	0.00	0
Zyomyx, Inc.
Common	2/19/99 - 7/22/04	3,902,233	0.25	17
		$68,033,402		$46,669,917

(j)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost

At December 31, 2010, the cost of securities for Federal income tax purposes was $372,060,705. The net unrealized gain on securities held by the Fund was $17,871,002, including gross unrealized gain of $62,389,167 and gross unrealized loss of $44,518,165.

Affiliated Transactions

An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2010 were as follows:

Issuer	Value on October 1, 2010	Purchases	Sales	Income	Value on December 31, 2010

Agilix Corporation	$141,809	—	$—	$—	$141,809
CardioKinetix, Inc.	3,068,236	$426,954	—	8,987	1,916,623
Concentric Medical, Inc.	4,124,713	—	—	—	4,124,713
Elemé Medical, Inc.	1,684,430	27,019	—	22,620	25,080
Interlace Medical, Inc.	2,065,000	—	—	—	9,799,365
Medwave, Inc.	1,661	—	—	—	1,744
Palyon Medical Corporation	2,211,809	—	—	—	2,211,809
PHT Corporation	5,255,869	—	—	—	5,255,869
	$18,553,527	$453,973	$—	$31,607	$23,477,012

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/28/2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/28/2011